Derivative instruments and hedging activities - Concentration of exposures to credit risk in OTC derivatives with financial institutions (Detail) - JPY (¥) ¥ in Billions	Sep. 30, 2021	Mar. 31, 2021
Derivative [Line Items]
Gross fair value of derivative assets	¥ 13,498	¥ 16,006
Financial institutions [Member]
Derivative [Line Items]
Gross fair value of derivative assets	11,375	13,474
Impact of master netting agreements	(9,566)	(11,473)
Impact of collateral	(1,466)	(1,500)
Net exposure to credit risk	¥ 343	¥ 501